SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 556	$ 614	$ 624	$ 614	$ 639	$ 627
Property, plant and equipment, at fair value	40,094		38,696
Total assets	46,034		44,129
Total liabilities	35,280		32,021
Total
Disclosure of operating segments [line items]
Cash and cash equivalents	289		255
Property, plant and equipment, at fair value	18,971		18,292
Total assets	22,316		20,912
Total liabilities	22,194		19,569
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(28)		(19)
Property, plant and equipment, at fair value	(880)		(857)
Total assets	(275)		(277)
Total liabilities	(275)		(277)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	295		388
Property, plant and equipment, at fair value	22,003		21,261
Total assets	23,993		23,494
Total liabilities	13,361		12,729
Hydroelectric | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	152		110
Property, plant and equipment, at fair value	13,962		13,678
Total assets	16,646		15,592
Total liabilities	8,878		7,698
Wind | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	42		42
Property, plant and equipment, at fair value	1,952		1,724
Total assets	2,080		1,873
Total liabilities	1,237		1,140
Utility-scale solar | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	66		77
Property, plant and equipment, at fair value	1,704		1,516
Total assets	1,941		1,766
Total liabilities	1,681		1,520
Distributed energy & sustainable solutions | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	28		24
Property, plant and equipment, at fair value	1,353		1,374
Total assets	1,436		1,468
Total liabilities	677		575
Corporate | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	1		2
Property, plant and equipment, at fair value	0		0
Total assets	213		213
Total liabilities	$ 9,721		$ 8,636